SEMI-ANNUAL REPORT

 JUNE 30, 2001




                           [   W I N S L O W    ]
                           [   -------------    ]
                           [  GREEN GROWTH FUND ]







                                         [Picture of the
                                          Fiddlehead Fern]

TABLE OF CONTENTS
--------------------------------------------------------------------------------



A MESSAGE TO OUR SHAREHOLDERS                                                  1

SCHEDULE OF INVESTMENTS                                                        3

STATEMENT OF ASSETS AND LIABILITIES                                            6

STATEMENT OF OPERATIONS                                                        7

STATEMENT OF CHANGES IN NET ASSETS                                             8

FINANCIAL HIGHLIGHTS                                                           9

NOTES TO FINANCIAL STATEMENTS                                                 10

                                                      WINSLOW GREEN GROWTH FUND

A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2001
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

Welcome to the Winslow Green Growth Fund as we mark our first quarter as a public fund. Since the Fund's debut on April 1st*, we have enjoyed enthusiastic shareholder support as well as positive performance, lending further confidence in our strategy of environmentally effective investing.

The Fund exited the quarter with a net asset value of $13.27, up 32.70% for the three months ended June 30, 2001. This compares favorably to our primary benchmark, the Russell 2500 Index, which was up 13.74% for the same time period. For the one-, three-, five-year and since inception (May 3, 1994) periods, the Fund's annual average returns were -18.16%, 33.90%, 29.56% and 26.66%, respectively, versus 2.48%, 8.51%, 12.63% and 14.48% for the Russell 2500 Index.

We enter Q3 fully invested and generally optimistic about the equity markets, especially small-capitalization green growth companies. Our renewed bullishness is based on five factors that we believe will have a positive economic influence: declining interest rates, forthcoming tax rebates, lower energy prices, easier performance comparisons going forward and under-valued small cap stocks relative to large cap stocks. While these factors are subject to change, we have already begun to see evidence of a potential rally for small-cap securities with the Russell 2000 Index outperforming the S&P 500 Index: 14.29% versus 5.85% in Q2 and 0.57% versus -14.83% for the last year.

The alternative energy sector continues to be a major focus for the Winslow Green Growth Fund. Ongoing political debate and significant media coverage have brought the issues surrounding energy consumption and conservation to the mainstream. Total revenues in 2000 for the Green Energy industry were about $5.5 billion, with wind energy being by far the largest category representing 74%, or $3.4 billion. An example and current holding is Vestas, a Danish manufacturer of wind turbines. We believe improved technology in combination with lower pricing makes windpower a viable and competitive business. Analysts estimate the windpower industry's world-wide revenue to be growing at 25% a year world-wide. Vestas now enjoys a 17.9% share of the world market, a market that is expected to increase to $32 billion in total world-wide revenues over the next five years. We believe the investment opportunity is twofold: promoting sustainable and environmentally sensitive energy solutions while seeking above average financial returns.

WINSLOW GREEN GROWTH FUND

A MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

We will continue to experience volatility in the markets; however, we believe current values are compelling, especially for growing companies with environmentally effective strategies. We enter the second half of the year fully invested in attractively priced "green" and "clean" companies offering potential long-term, outstanding growth. And it's the long-term that counts when it comes to both the environment and your portfolio performance.

Thank you for all of your support.


Best and warm regards,

 /s/ Jackson W. Robinson

Jackson W. Robinson
President
Winslow Management Company


RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE. RESULTS OF AN
INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE FUND'S RETURN ASSUMES THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. FOR THE PERIOD REPORTED, SOME OF THE FUND'S FEES AND EXPENSES WERE WAIVED; OTHERWISE, TOTAL RETURN WOULD HAVE BEEN LOWER. THE FUND INVESTS IN SMALL AND MEDIUM SIZE COMPANIES WHICH POSE GREATER RISKS THAN THOSE ASSOCIATED WITH LARGER, MORE ESTABLISHED COMPANIES.

*PRIOR TO APRIL 1, 2001, THE ADVISER MANAGED A COMMON TRUST FUND WITH AN INVESTMENT OBJECTIVE AND INVESTMENT POLICIES THAT WERE, IN ALL MATERIAL RESPECTS, EQUIVALENT TO THOSE OF THE FUND. THE FUND'S PERFORMANCE FOR PERIODS BEFORE APRIL 1, 2001 IS THAT OF THE COMMON TRUST FUND AND REFLECTS THE EXPENSES OF THE COMMON TRUST FUND. IF THE COMMON TRUST FUND'S PERFORMANCE HAD BEEN READJUSTED TO REFLECT THE ESTIMATED EXPENSES OF THE FUND FOR ITS FIRST FISCAL YEAR, THE PERFORMANCE WOULD HAVE BEEN LOWER. THE COMMON TRUST FUND WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT") AND WAS NOT SUBJECT TO CERTAIN INVESTMENT LIMITATIONS, DIVERSIFICATION REQUIREMENTS, AND OTHER RESTRICTIONS IMPOSED BY THE 1940 ACT AND THE INTERNAL REVENUE CODE, WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED ITS PERFORMANCE.

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGER AS OF JUNE 30, 2001 AND MAY NOT REFLECT THE VIEWS OF THE MANAGER ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.

THE RUSSELL 2500 INDEX MEASURES THE PERFORMANCE OF THE 2,500 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, WHICH MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES, BASED ON TOTAL MARKET CAPITALIZATION. THE RUSSELL 2000 INDEX MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX. THE STANDARD AND POOR'S 500 INDEX (S&P 500) IS AN UNMANAGED, COMMONLY ACCEPTED BAROMETER OF THE STOCK MARKET AS A WHOLE. ONE CANNOT INVEST DIRECTLY IN ANY INDEX. AS OF JUNE 30, 2001, VESTAS REPRESENTED 1.27% OF THE FUND'S NET ASSETS. THIS MATERIAL MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FORUM FUND SERVICES, LLC, DISTRIBUTOR. (08/01).

                                                      WINSLOW GREEN GROWTH FUND


SCHEDULE OF INVESTMENTS (unaudited)
JUNE 30, 2001
--------------------------------------------------------------------------------

 SHARES                      SECURITY DESCRIPTION                         Value
--------------------------------------------------------------------------------
COMMON STOCK - 79.6%
BUSINESS SERVICES - 8.4%
 40,000   CyberSource Corp. +                                        $    64,800
 10,000   FreeMarkets, Inc. +                                            200,000
 5,000    I2 Technologies, Inc. +                                         99,000
 10,000   Macromedia, Inc. +                                             180,000
408,200   Netcentives Inc. +                                             212,264
 20,000   OneSource Information Services, Inc. +                         168,000
                                                                     -----------
                                                                         924,064
                                                                     -----------
CHEMICALS & Allied Products - 13.5%
  5,000   Alkermes, Inc. +                                               175,500
 20,000   Immunogen, Inc. +                                              400,000
 34,909   Kosan Biosciences Inc +                                        268,799
  3,000   MedImmune, Inc. +                                              141,600
  4,000   OSI Pharmaceuticals, Inc. +                                    210,360
  5,000   SurModics, Inc. +                                              294,000
                                                                     -----------
                                                                       1,490,259
                                                                     -----------
COMMUNICATIONS - 4.2%
 15,000   JDS Uniphase Corp. +                                           191,250
 32,000   NEON Communications, Inc. +                                    223,680
  5,000   Redback Networks, Inc. +                                        44,600
                                                                     -----------
                                                                         459,530
                                                                     -----------
COMPUTER HARDWARE/SOFTWARE - 9.2%
 25,000   MRO Software, Inc. +                                           395,000
116,000   Wave Systems Corp +                                            622,920
                                                                     -----------
                                                                       1,017,920
                                                                     -----------
ELECTRIC, GAS & SANITARY SERVICES - 2.1%
 75,000   York Research Corp. +                                          236,250
                                                                     -----------

---------------
+ Non-income producing security.

See Notes to Financial Statements.

WINSLOW GREEN GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)
--------------------------------------------------------------------------------

 SHARES                      SECURITY DESCRIPTION                         Value
--------------------------------------------------------------------------------
ENERGY & RELATED SERVICES - 4.4%
  3,000   Ballard Power Systems, Inc. +                               $  139,680
 15,000   FuelCell Energy, Inc. + *                                      346,350
                                                                      ----------
                                                                         486,030
                                                                      ----------
FOOD STORES - 2.5%
 10,000   Whole Foods Market, Inc. +                                     271,000
                                                                      ----------

HOLDING & OTHER INVESTMENT OFFICES - 1.2%
  1,000   Biotech Holders Trust                                          132,500
                                                                      ----------
INDUSTRIAL & COMMERCIAL MACHINERY &
 COMPUTER EQUIPMENT - 3.4%
  3,000   NEG Micon A/S                                                  136,120
  6,500   Tomra Systems ADR                                              102,351
  3,000   Vestas Wind Systems A/S                                        139,873
                                                                         -------
                                                                         378,344
                                                                      ----------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.8%
 25,000 August Technology Corp. +                                        357,000
 10,000 Therma-Wave Inc. +                                               190,700
  5,000 Veeco Instruments, Inc. +                                        198,750
                                                                      ----------
                                                                         746,450
                                                                      ----------

PHARMACEUTICAL PREPARATIONS - 15.5%
 97,500 AtheroGenics, Inc. +                                             585,000
 30,000 Conceptus, Inc. +                                                450,000
  8,000 NPS Pharmaceuticals, Inc. +                                      321,600
 20,000 XOMA, Ltd. +                                                     341,200
                                                                      ----------
                                                                       1,697,800
                                                                      ----------

----------------
+ Non-income producing security.

* Security is segregated as collateral for call options written. Aggregate value of segregated securities - $346,350.

See Notes to Financial Statements.

                                                      WINSLOW GREEN GROWTH FUND


SCHEDULE OF INVESTMENTS (unaudited)
--------------------------------------------------------------------------------

 SHARES                      SECURITY DESCRIPTION                         Value
--------------------------------------------------------------------------------
SECURITY & COMMODITY BROKERS, DEALERS,
EXCHANGES & SERVICES - 0.3%
  1,000 Eaton Vance Corp.                                                 34,800
                                                                  --------------
SEMICONDUCTORS & RELATED DEVICES - 7.5%
  5,000 AstroPower, Inc. +                                               260,700
  5,000 Broadcom Corp. +                                                 213,800
 30,000 Oak Technology, Inc. +                                           317,700
  2,500 Power Integrations, Inc. +                                        39,000
                                                                  --------------
                                                                         831,200
                                                                  --------------
TELECOMMUNICATIONS - 0.6%
  5,000 Corning, Inc.                                                     83,550
                                                                  --------------
TOTAL COMMON STOCK (Cost $8,313,746)                                   8,789,697
                                                                  --------------
SHORT-TERM INVESTMENTS - 4.0%
  6,196 Deutsche Cash Management Fund                                      6,196
431,456 PAX World Money Market Fund                                      431,456
                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (Cost $437,652)                             437,652
                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES - 83.6% (Cost $8,751,398)         $    9,227,349

OTHER ASSETS AND LIABILITIES, Net - 16.4%                              1,813,431
                                                                  --------------
TOTAL NET ASSETS - 100.0%                                           $ 11,040,780
                                                                  ==============

COVERED WRITTEN CALLS

CONTRACTS             UNDERLYING SECURITY       PRICE/EXP.DATE         VALUE
--------------------------------------------------------------------------------
    150                FuelCell Energy            30/Aug 01           19,500


----------------
+ Non-income producing security.

See Notes to Financial Statements.

WINSLOW GREEN GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  (unaudited)
JUNE 30, 2001
--------------------------------------------------------------------------------

ASSETS

  Total investments, at value (Cost $8,751,398) (Note 2)           $  9,227,349
  Receivable from adviser                                                39,093
  Receivable for Fund shares issued                                   2,721,806
  Interest, dividends and other receivables                                 776
                                                                   -------------
Total Assets                                                         11,989,024
                                                                   -------------

LIABILITIES
  Call options written, at fair value (premiums received
     $5,394) (Notes 2 and 6)                                             19,500
  Payable for investments purchased                                     875,981
  Payable to custodian (Note 3)                                           1,516
  Payable to shareholder servicing (Note 3)                               1,440
  Payable to accountant (Note 3)                                          5,555
  Payable to transfer agent (Note 3)                                      3,070
  Payable to administrator (Note 3)                                       7,374
  Accrued expenses and other liabilities                                 33,808
                                                                   -------------
Total Liabilities                                                       948,244
                                                                   -------------
NET ASSETS                                                         $ 11,040,780
                                                                   =============
COMPONENTS OF NET ASSETS
  Paid-in capital                                                  $ 10,488,514
  Undistributed net investment loss                                     (16,856)
  Unrealized appreciation of investments and call options               476,845
  Accumulated net realized gain                                          92,277
                                                                   -------------
NET ASSETS                                                         $ 11,040,780
                                                                   =============
SHARES OF BENEFICIAL INTEREST                                           831,935

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE                                                        $      13.27

See Notes to Financial Statements.

                                                      WINSLOW GREEN GROWTH FUND

STATEMENT OF OPERATIONS (unaudited)
PERIOD ENDED JUNE 30, 2001(a)
--------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividend income                                                   $       750
  Interest income                                                         3,140
                                                                    -----------
Total Investment Income                                                   3,890
                                                                    -----------

EXPENSES
  Investment advisory (Note 3)                                           12,964
  Administration (Note 3)                                                 7,374
  Transfer agency (Note 3)                                                9,083
  Custody (Note 3)                                                        3,384
  Accounting (Note 3)                                                    10,527
  Reporting                                                               6,150
  Shareholder service (Note 3)                                            3,601
  Compliance                                                             12,698
  Auditing                                                                5,400
  Legal                                                                   2,083
  Trustees                                                                   62
  Miscellaneous                                                           1,639
                                                                    -----------
Total Expenses                                                           74,965
  Fees waived and expenses reimbursed (Note 4)                          (54,219)
                                                                    -----------
Net Expenses                                                             20,746
                                                                    -----------
NET INVESTMENT LOSS                                                     (16,856)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                       92,277
  Unrealized appreciation of investments                              1,631,342
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       1,723,619
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $ 1,706,763
                                                                    ===========




----------------
(a) Commenced operations on April 1, 2001.

See Notes to Financial Statements.

WINSLOW GREEN GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (unaudited)
PERIOD ENDED JUNE 30, 2001(a)
--------------------------------------------------------------------------------


OPERATIONS
   Net investment loss                                              $   (16,856)
   Net realized gain on investments                                      92,277
   Unrealized appreciation of investments                             1,631,342
                                                                    -----------
Net Increase in Net Assets from Operations                            1,706,763
                                                                    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income on investments                                       -
                                                                    -----------
CAPITAL SHARE TRANSACTIONS
   Sale of shares                                                     6,357,974
   Transactions due to acquisition (Note 7)                           2,984,556
   Redemption of shares                                                  (8,513)
                                                                    -----------
Net Increase from Capital Share Transactions                          9,334,017
                                                                    -----------
Net Increase in Net Assets                                           11,040,780
                                                                    -----------
NET ASSETS
   Beginning of period (Note 1)                                               -
   End of period (A)                                                $11,040,780
                                                                    ===========
SHARE TRANSACTIONS
   Sale of shares                                                       534,132
   Transactions due to acquisition (Note 7)                             298,456
   Redemption of shares                                                    (653)
                                                                    -----------
Net Increase in Shares                                                  831,935
                                                                    ===========
(A) Undistributed Net Investment Loss                               $   (16,856)
                                                                    ===========





-----------------
(a) Commenced operations on April 1, 2001

See Notes to Financial Statements.

                                                      WINSLOW GREEN GROWTH FUND

FINANCIAL HIGHLIGHTS (unaudited)
PERIOD ENDED JUNE 30, 2001 (a)
--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share outstanding throughout the period.

                                                                   APRIL 1, 2001
                                                                        to
                                                                   JUNE 30, 2001
                                                                   -------------
NET ASSET VALUE PER SHARE, Beginning of Period                         $ 10.00
                                                                      ---------
INVESTMENT OPERATIONS
   Net investment loss                                                   (0.02)
   Net realized and unrealized gain on investments                        3.29
                                                                      ---------
Total from Operations                                                     3.27
                                                                      ---------
NET ASSET VALUE, End of Period                                         $ 13.27
                                                                      =========
TOTAL RETURN                                                             32.70%

RATIO/SUPPLEMENTARY DATA
   Net assets at end of period (000's omitted)                         $11,041
   Ratios to average net assets (b)
      Expenses, including reimbursement/waiver of fees                    1.44%
      Expenses, excluding reimbursement/waiver of fees                    5.20%
   Net investment loss, including reimbursement/waiver of
      fees (b)                                                           (1.17)%

PORTFOLIO TURNOVER RATE                                                     30%





--------------
(a)Commenced operations on April 1, 2001.
(b)Annualized.

See Notes to Financial Statements.

WINSLOW GREEN GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (unaudited)
JUNE 30, 2001
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

This report relates to the Winslow Green Growth Fund (the "Fund"), a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Fund commenced operations on April 1, 2001, after it acquired the net assets of Winslow Environmental Growth Fund (the "CTF"), a common trust fund, in exchange for Fund shares. The Fund is devoted to environmentally responsible investing. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - On each Fund business day, the Trust determines the net asset value per share of the Fund as of the close of the regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by the Fund, and for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

                                                      WINSLOW GREEN GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always exceed the repurchase price. In the event of default, a Fund may have difficulties disposing of such securities.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.

WINSLOW GREEN GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

NOTE 3.  ADVISORY  FEES,  SERVICING  FEES AND OTHER  TRANSACTIONS  WITH  RELATED
PARTIES

INVESTMENT ADVISER - The Fund's investment adviser is Adams, Harkness & Hill, Inc., through its principal asset management division, Winslow Management Company (the "Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.90% of the Fund's average daily net assets.

ADMINISTRATOR - The Fund's administrator is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives an administrative fee of $24,000 per year and 0.10% of the Fund's average daily net assets.

TRANSFER AGENT - The Fund's transfer agent and dividend disbursing agent is Forum Shareholder Services, LLC ("FSS"). FSS receives an annual fee of $30,000, certain out-of-pocket expenses, an annual shareholder account fee of $24 per shareholder account, and a monthly internet services fee of $500.

SHAREHOLDER SERVICE AGENT - The Trust has adopted a shareholder servicing plan (the "Plan") with respect to the Fund under which FAdS is authorized to enter into shareholder service agreements with financial institutions and other persons who provide services for and maintain shareholder accounts as set forth in the Plan. Under the Plan, the Trust, through FAdS, pays the shareholder servicing agent a fee of up to 0.25% of the average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. The shareholding servicing fee pursuant to the Plan is currently capped at 0.10% due to the Adviser's agreement to contractually waive and reimburse the Fund to maintain an expense ratio of 1.45% of the Fund's average daily net assets.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the Fund's distributor, and receives no compensation from the Fund for this service.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives a fee of $42,000 per year, plus 0.01% of the Fund's average daily net assets, plus certain fees based on the number and types of portfolio transactions made by the Fund. The custodian is Forum Trust, LLC, to which the Fund pays a maintenance fee of $3,600 per year for a domestic custody account, a maintenance fee of $8,000 for a global custody account, 0.01% of the Fund's

                                                      WINSLOW GREEN GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

average daily net assets, a variable safekeeping fee for certain countries, and certain other transactional fees.

NOTE 4.  WAIVER OF FEES

The Adviser contractually waived fees of $12,964 and reimbursed certain expenses totaling $39,093 for the period from April 1, 2001 to June 30, 2001. FadS waived shareholder service fees totaling $2,162. See Note 3 for further explanation.

NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, other than short-term investments, were $6,001,873 and $1,754,102, respectively, for the period from April 1, 2001 to June 30, 2001.

For federal income tax purposes, the tax basis of investment securities owned as of June 30, 2001, was $8,751,398, and the net unrealized appreciation of investment securities was $475,951. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $1,733,373, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $ (1,257,422).

NOTE 6. WRITTEN OPTION TRANSACTIONS

                                                              CALLS
                                              ---------------------------------
                                              PRINCIPAL AMOUNTS
                                                OF CONTRACTS
                                               (000'S OMITTED)          PREMIUMS
                                              -----------------         --------

    OUTSTANDING, APRIL 1, 2001                        -                  $    -

    Options written                                 150                   5,394
    Options terminated in closing                     -                       -
        transactions
    Options exercised                                 -                       -
    Options expired                                   -                       -

    OUTSTANDING, JUNE 30, 2001                      150                  $5,394

WINSLOW GREEN GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------


NOTE 7.  ACQUISITION

On April 1, 2001, the Fund acquired all of the net assets of The CTF. The CTF's net assets and unrealized loss immediately prior to acquisition were as follows:

                                                  NET ASSETS     UNREALIZED LOSS
                                                  ----------     ---------------

Winslow Environmental Growth Fund                 $2,984,556       $(1,154,497)

The Fund's net assets immediately after the acquisition were $2,984,556. Shares issued as part of the acquisition amounted to 298,456.

                               [  W I N S L O W  ]
                               [  -------------  ]
                               [GREEN GROWTH FUND]

                               Two Portland Square
                              Portland, Maine 04101
                                (888) 314-9049
                         www.winslowgreengrowthfund.com



                                INVESTMENT ADVISER
                           Winslow Management Company
                           60 State Street, 12th Floor
                           Boston, Massachusetts 02109



                                   DISTRIBUTOR
                            Forum Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101



                                 TRANSFER AGENT
                         Forum Shareholder Services, LLC
                               Two Portland Square
                              Portland, Maine 04101
                                 (888) 314-9049


                      This report is authorized for distribution
                       only to shareholders and others who have received a copy of the Fund's prospectus.